Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, beginning balance	2,537,888	2,792,361	3,496,058
Number of options, exercised	(33,133)	(44,096)	(4,973)
Number of options, granted		225,903	1,174,489
Number of options, forfeited/cancelled	(1,685,242)	(436,280)	(1,873,213)
Number of options, ending balance	819,513	2,537,888	2,792,361
Number of options, exercisable	423,644
Number of options, vested and expected to vest after December 31, 2020	819,513
Weighted Average Exercise Price, balance	$ 17.50	$ 17.50	$ 26.02
Weighted Average Exercise Price, exercised	11.31	12.00	12.00
Weighted Average Exercise Price, granted		17.50	23.50
Weighted Average Exercise Price, forfeited/cancelled	17.05	17.50	26.43
Weighted Average Exercise Price, balance	9.11	$ 17.50	$ 17.50
Weighted Average Exercise Price, exercisable	6.03
Weighted Average Exercise Price, vested and expected to vest after December 31, 2020	$ 12.41
Remaining Contractual Life, outstanding	2 years
Remaining Contractual Life, exercisable	2 years
Remaining Contractual Life, vested and expected to vest after December 31, 2020	2 years
Aggregate Intrinsic Value, balance	$ 10,500
Aggregate Intrinsic Value, exercisable	5,430
Aggregate Intrinsic Value, vested and expected to vest after December 31, 2020	$ 5,070.00